Accumulated other comprehensive income (loss), net of tax	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Accumulated other comprehensive income (loss), net of tax
16. Accumulated other comprehensive income (loss), net of tax
Changes in each component of AOCI for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023

	(in millions of yen)
AOCI, balance at beginning of fiscal year	(9,494)	318,114	440,112

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	(19,592)	(8,173)	(25,046)
Unrealized holding gains (losses) during year	(4,911)	(35,922)	(7,472)
Less: reclassification adjustments for losses (gains) included in net income	16,330	19,049	1,434

Change during year	11,419	(16,873)	(6,038)

Balance at end of fiscal year	(8,173)	(25,046)	(31,084)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	(109,872)	(86,873)	94,104
Foreign currency translation adjustments during year	22,704	181,722	133,556
Less: reclassification adjustments for losses (gains) included in net income	295	(745)	—

Change during year	22,999	180,977	133,556

Balance at end of fiscal year	(86,873)	94,104	227,660

Defined benefit plan adjustments:
Balance at beginning of fiscal year	69,455	397,153	355,355
Unrealized gains (losses) during year	331,668	(22,825)	86,326
Less: reclassification adjustments for losses (gains) included in net income	(3,970)	(18,973)	(18,004)

Change during year	327,698	(41,798)	68,322

Balance at end of fiscal year	397,153	355,355	423,677

Own credit risk adjustments :
Balance at beginning of fiscal year	50,515	16,007	15,699
Unrealized gains (losses) during year	(30,345)	(858)	12,688
Less: reclassification adjustments for losses (gains) included in net income	(4,163)	550	755

Change during year	(34,508)	(308)	13,443

Balance at end of fiscal year	16,007	15,699	29,142
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	327,608	121,998	209,283

AOCI, balance at end of fiscal year	318,114	440,112	649,395

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2023:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)

Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:

Net unrealized gains (losses) on available-for-sale securities	(1,739)	305	(1,434)	—	(1,434)	Investment gains (losses)—net Other noninterest income
Defined benefit plan adjustments	25,840	(7,848)	17,992	12	18,004	Salaries and employee benefits
Own credit risk adjustments	(1,089)	334	(755)	—	(755)	Other noninterest income (expenses)

Total	23,012	(7,209)	15,803	12	15,815

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.